BORROWINGS - Narrative (Details) - USD ($)		12 Months Ended
	Jun. 23, 2016	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
FHLB advances			$ 30,900,000
Federal funds purchased		$ 0	0
Federal funds, maximum borrowings		87,200,000
Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 25,000,000
Percent of capital stock used as collateral		100.00%
Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate		250.00%
Federal Home Loan Bank Advances
Debt Instrument [Line Items]
FHLB advances		$ 25,950,000
FHLB, amount available		68,352,000
Federal Home Loan Bank Advances | Commercial
Debt Instrument [Line Items]
Debt instrument, collateral amount		66,623,000
Federal Home Loan Bank Advances | Residential
Debt Instrument [Line Items]
Debt instrument, collateral amount		22,673,000
Federal Home Loan Bank Advances | Home Equity Line of Credit
Debt Instrument [Line Items]
Debt instrument, collateral amount		$ 5,006,000
Subordinated Debt
Debt Instrument [Line Items]
Interest rate, stated percentage		6.625%
Subordinated Debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate		5.412%
Subordinated Debt | Subordinated Notes due July 2026
Debt Instrument [Line Items]
Face amount	$ 4,500,000
Interest rate, stated percentage	6.625%
Debt issuance costs, gross	$ 79,000
Debt issuance costs, net		$ 0	$ 7,000
Amortization period	60 months
Subordinated Debt | Subordinated Notes due July 2026 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	5.412%